Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Operating expenses
Operation and administration	$ 259,712	$ 837,945	$ 1,681,093	$ 2,651,954	$ 1,327,059
Exploration		3,088,302	8,379,845	13,530,819	8,645,431
Mine preparation	2,507,079
Legal and accounting	362,736	219,108	523,106	1,035,777	268,181
Consulting	2,357,147	478,619	657,652	1,533,954	553,152
Gain on settlement of accounts payable (note 6)			(1,787,300)
Loss from operations	(5,486,674)	(4,623,974)	(9,454,396)	(18,752,504)	(10,793,823)
Other income or gain (expense or loss)
Change in derivative liability	3,454,008	10,475,376	10,503,941	12,300,453	(18,843,947)
Gain on foreign exchange	27,920	42,553	152,063	208,660	(26,625)
Loss on FV of debenture derivative	(73,469)
Accretion expense (notes 7 and 8)			(118,388)		(359,267)
Interest expense	(735,237)		(124,367)	(102,740)	(202,426)
Debenture finance costs (note 7)	(67,434)
Financing costs (note 8)			(360,000)		(30,000)
Loss on debt settlement		(56,146)	(875,861)	(56,146)	(1,056,296)
Loss on private placement (note 10)			(940,290)
Share issuance costs (note 10)			(947,156)
Loss on loan extinguishment (note 7)					(9,407)
Net loss and comprehensive
Net (loss) income and comprehensive (loss) income for the period	$ (2,880,886)	$ 5,837,809	$ (2,164,454)	$ (6,402,277)	$ (31,321,791)
Net loss per common share
Net (loss) income per common share – basic	$ (0.02)	$ 0.04
Net (loss) income per common share – fully diluted	$ (0.02)	$ 0.04	$ (0.02)	$ (0.04)	$ (0.47)
Weighted average number of common shares
Weighted average common shares – basic	164,435,442	154,102,811
Weighted average common shares – fully diluted	165,076,880	155,192,827	124,424,407	161,868,334	67,180,554